SUBSEQUENT EVENTS - Settlement Agreement pursuant to Section 3(a)(10) (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jan. 28, 2025	Sep. 30, 2025	Sep. 30, 2025	May 05, 2025	Jan. 29, 2025
SUBSEQUENT EVENTS
Number of shares issued during settlement of liabilities		0	13,744,131
Number of values issued during settlement of liabilities		$ 0	$ 8,712,000
Subsequent events
SUBSEQUENT EVENTS
Aggregate settlement amount of liabilities	$ 8,908,000
Minimum percentage of common stock reserved				150.00%	4.90%
Number of shares issued during settlement of liabilities	13,744,131
Number of values issued during settlement of liabilities	$ 8,709,000